Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Total	Preferred Stock Shares [Member]	Common Stock Shares [Member]	Stock Warrant [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Deferred Stock Compensation [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ 1,404,882	$ 0	$ 14,232	$ 20,058,051	$ 6,164,666	$ 0	$ 0	$ (24,832,067)
Beginning balance, shares at Dec. 31, 2012		65	14,232,496
Issuance of stock options: to employees	7,720				7,720
Issuance of stock options: to consultants	87,278				146,412		(59,134)
Issuance of common stock: for services	105,420		$ 84		141,856		(36,520)
Issuance of common stock: for services, shares			84,000
Issuance of common stock: for severance	0		$ 500		504,500		(505,000)
Issuance of common stock: for severance, shares			500,000
Issuance of common stock: for correction of prior issue	0		$ 1		(1)
Issuance of common stock: for correction of prior issue, shares			1,000
Reclassification for expired warrants	0			(1,910,002)	1,910,002
Expense consulting services	330,192						330,192
Net loss for the year	(267,290)							(267,290)
Ending balance at Dec. 31, 2013	1,668,202	$ 0	$ 14,817	18,148,049	8,875,155	0	(270,462)	(25,099,357)
Ending balance, shares at Dec. 31, 2013		65	14,817,496
Issuance of stock options: to employees	272,804				272,804
Issuance of stock options: to consultants	0				16,935		(16,935)
Issuance of common stock: for services	41,667		$ 167		26,812	14,688
Issuance of common stock: for services, shares			167,065
Issuance of common stock: for cash	8,795,032		$ 8,333		8,408,699	378,000
Issuance of common stock: for cash shares			8,333,333
Issuance of common stock: for warrant exercise	$ 0		$ 446	(694,133)	693,687
Issuance of common stock: for warrant exercise, shares	0		445,765
Issue warrants for equity raise	$ 0			1,110,211	(1,110,211)
Issue stock rights to officers	570,375					570,375
Reclassify expired and redeemed warrants	0			(16,410,832)	16,410,832
Expense consulting services	287,397						287,397
Redeem shares for cash	(6,000,000)	$ 0	$ (896)		(5,999,104)
Redeem shares for cash, shares		(65)	(896,340)
Net loss for the year	(1,025,393)							(1,025,393)
Ending balance at Dec. 31, 2014	4,610,084	$ 0	$ 22,867	$ 2,153,295	$ 27,595,609	$ 963,063	$ 0	$ (26,124,750)
Ending balance, shares at Dec. 31, 2014		0	22,867,319
Net loss for the year	(268,426)
Ending balance at Jun. 30, 2015	$ 4,702,720